Right of use assets (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	£ 1,062	£ 1,202	£ 1,202
Charge for year	70	70	140	£ 171
Balance at the end	991		1,062	1,202
Property
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	1,062	1,202	1,202	795
Balance at the end			1,062	1,202
Property | Cost or valuation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	1,445	1,445	1,445	867
Additions				578
Balance at the end			1,445	1,445
Property | Depreciation and amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	£ (383)	£ (243)	(243)	(72)
Charge for year			140	171
Balance at the end			£ (383)	£ (243)